UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)          (Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (901) 761-2474

Date of fiscal year end:          December 31

Date of reporting period:          March 31, 2009

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
March 31, 2009
(Unaudited)

	Shares	Value
Common Stock 93.5%
Broadcasting and Cable 17.2%
The DIRECTV Group, Inc.*	9,911,000	$225,871,690
Liberty Media Entertainment Corporation – Class A*	36,280,271	723,791,406

		949,663,096

Construction Materials 3.2%
Cemex S.A.B. de C.V. ADS	28,326,000	177,037,500

Entertainment 4.6%
The Walt Disney Corporation	13,935,100	253,061,416

Hotels 4.7%
Marriott International, Inc.	15,781,473	258,184,898

Internet and Catalog Retail 2.0%
Liberty Media Holding Corporation – Interactive Series A*	38,289,181	111,038,625

Internet Services 4.6%
eBay, Inc.*	20,206,566	253,794,469

Multi-Industry 3.8%
Koninklijke (Royal) Philips Electronics N.V.	12,559,000	185,900,665
Koninklijke (Royal) Philips Electronics N.V. ADR	1,602,731	23,832,610

		209,733,275

Natural Resources 10.5%
Chesapeake Energy Corporation	25,596,576	436,677,587
Pioneer Natural Resources Company(a)	8,657,900	142,595,613

		579,273,200

Pharmacies and Drug Stores 2.3%
Walgreen Co.	4,924,819	127,848,301

Property & Casualty Insurance 11.2%
Berkshire Hathaway Inc. – Class A*	2,863	248,222,100
The NipponKoa Insurance Company, Ltd. (a)	63,701,000	368,828,983

		617,051,083

Restaurants 5.1%
Yum! Brands, Inc.	10,301,128	283,074,997

Technology 16.5%
Dell Inc.*(c)	55,063,036	521,997,581
Sun Microsystems, Inc.*(a)	53,476,000	391,444,320

		913,441,901

	Shares	Value
Telecommunications 5.7%
Level 3 Communications, Inc.*(a)	153,597,754	$141,309,934
Telephone and Data Systems, Inc.	1,530,800	40,581,508
Telephone and Data Systems, Inc. – Special	5,666,200	134,005,630

		315,897,072

Transportation 2.1%
FedEx Corporation	2,651,238	117,953,579

Total Common Stocks (Cost $7,875,577,353)		5,167,053,412

	Principal
	Amount
Corporate Bonds 2.7%
Automobiles 0.3%
General Motors Corporation, 5.25% Series B Convertible Senior Debentures due 2032	5,728,800	14,551,152

Telecommunications 2.4%
Level 3 Communications, Inc., 6% Convertible Subordinated Notes due 3-15-10(a)	40,000,000	34,000,000
Level 3 Communications, Inc., 15% Convertible Senior Notes due 1-15-13(a)(b)	100,062,000	98,185,838

		132,185,838

Total Corporate Bonds (Cost $195,736,075)		146,736,990

Principal
Amount
Short-Term Obligations 1.6%
Repurchase Agreement with State Street Bank, 0.01% due 4-1-09, Repurchase price $86,467,426 (Collateral: $88,340,000 U.S. Treasury Bill, 0.33%, due 9-10-09, Value $88,198,656)	86,467,000	86,467,000

Total Investments (Cost $8,157,780,428)	97.8%	5,400,257,402
Other Assets and Liabilities, Net	2.2	124,840,835

Net Assets	100.0%	$5,525,098,237

Net asset value per share		$15.36

*  Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

(b)	Illiquid and board valued.

(c)	Designated as collateral for forward currency contracts.

OPEN FORWARD CURRENCY CONTRACTS

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Market Value	Gain
Japanese Yen 6-26-09	5,100,000,000	$51,597,322	$1,203,722
Japanese Yen 9-29-09	23,900,000,000	242,248,566	983,675

		$293,845,888	$2,187,397

See footnotes on page 8.

Longleaf Partners Small-Cap Fund

Schedule of Investments
March 31, 2009
(Unaudited)

	Shares	Value
Common Stock 97.2%
Construction Materials 3.8%
Texas Industries, Inc.(a)	2,514,100	$62,852,500

Education & Media 7.3%
The Washington Post Company – Class B	337,855	120,648,020

Entertainment 5.5%
Discovery Communications, Inc. – Class A*	2,971,481	47,603,126
Discovery Communications, Inc. – Class C*	2,966,455	43,458,566

		91,061,692

Food 4.1%
Del Monte Foods Company	9,317,987	67,928,125

Funeral Services 4.0%
Service Corporation International(a)	18,968,200	66,199,018

Grocery – Retail 4.3%
Ruddick Corporation(a)	3,107,459	69,762,455

Information Technology 6.1%
Fair Isaac Corporation(a)	7,076,400	99,564,948

Insurance Brokerage 4.6%
Willis Group Holdings Limited	3,398,000	74,756,000

Manufacturing 3.5%
Worthington Industries, Inc.(a)	6,581,000	57,320,510

Medical and Photo Equipment 4.2%
Olympus Corporation	4,210,800	68,714,325

Natural Resources 8.1%
Pioneer Natural Resources Company	4,004,300	65,950,821
Potlatch Corporation(a)	2,887,000	66,949,530

		132,900,351

Property & Casualty Insurance 20.9%
Everest Re Group, Ltd.	1,541,100	109,109,880
Fairfax Financial Holdings Limited	584,000	151,002,538
Markel Corporation*	288,000	81,757,440

		341,869,858

Restaurants 6.9%
DineEquity, Inc.*(a)	2,978,100	35,320,266
Wendy’s/Arby’s Group, Inc.	15,508,190	78,006,196

		113,326,462

Retail 3.1%
Dillards, Inc. – Class A(a)	9,050,748	51,589,264

	Shares	Value

Telecommunications 10.8%
Level 3 Communications, Inc.*	52,451,000	$48,254,920
tw telecom inc.*(a)	14,732,670	128,910,862

		177,165,782

Total Common Stocks (Cost $2,572,863,295)		1,595,659,310

	Principal
	Amount
Short-Term Obligations 2.8%

Repurchase Agreement with State Street Bank, 0.01% due 4-1-09, Repurchase price $45,337,766 (Collateral: $46,320,000 U.S. Treasury Bill, 0.33%, due 9-10-09, Value $46,245,888)	45,337,000	45,337,000

Total Investments (Cost $2,618,200,295)	100.0%	1,640,996,310
Other Assets and Liabilities, Net	–	285,759

Net Assets	100.0%	$1,641,282,069

Net asset value per share		$13.47

*  Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

See footnotes on page 8.

Longleaf Partners International Fund
Schedule of Investments
March 31, 2009
(Unaudited)

	Shares	Value
Common Stock 94.8%
Conglomerate 10.4%
ACS, Actividades de Construccion Y Servicios, S.A. (a)	4,206,353	$174,471,902

Construction Materials 3.8%
Cemex S.A.B. de C.V. ADS	10,297,000	64,356,250

Hotels 10.4%
Accor S.A. (a)	2,430,000	84,572,643
Genting Berhad (a)	85,505,400	86,314,951
NH Hoteles, S.A.	1,618,653	4,296,672

		175,184,266

Industrial Conglomerate 4.7%
Ingersoll-Rand Company Limited	5,698,878	78,644,516

Insurance Brokerage 4.7%
Willis Group Holdings Limited	3,586,000	78,892,000

Medical and Photo Equipment 4.8%
Olympus Corporation (a)	4,967,600	81,064,235

Multi-Industry 12.4%
Cheung Kong Holdings Limited (a)	15,403,000	132,755,958
Koninklijke (Royal) Philips Electronics N.V.	1,165,931	17,258,329
Koninklijke (Royal) Philips Electronics N.V. ADR	3,855,269	57,327,850

		207,342,137

Natural Resources 6.0%
EnCana Corporation	600,000	24,366,000
Japan Petroleum Exploration Co., Ltd. (a)	1,887,000	76,867,996

		101,233,996

Property & Casualty Insurance 23.7%
Fairfax Financial Holdings Limited	607,472	157,071,599
The NipponKoa Insurance Company, Ltd. (a)	28,556,000	165,339,327
Sompo Japanese Insurance Company Inc.	13,995,000	73,355,135

		395,766,061

Restaurants 4.8%
Yum! Brands, Inc.	2,939,500	80,777,460

Securities Brokerage 4.3%
Daiwa Securities Group, Inc. (a)	16,478,000	73,024,736

	Shares	Value

Technology 4.8%
Dell Inc.*	8,464,000	$80,238,720

Total Common Stocks (Cost $2,248,595,241)		1,590,996,279

	Principal
	Amount
Short-Term Obligations 3.8%

Repurchase Agreement with State Street Bank, 0.01% due 4-1-09, Repurchase price $63,687,628 (Collateral: $65,045,000 U.S. Treasury Bills, 0.28%-0.33%, due 8-27-09 to 9-10-09, Value $64,960,826)	63,687,000	63,687,000

Total Investments (Cost $2,312,282,241)	98.6%	1,654,683,279
Other Assets and Liabilities, Net	1.4	23,019,043

Net Assets	100.0%	$1,677,702,322

Net asset value per share		$9.40

*  Non-income producing security.

(a)	All or a portion designated as collateral for forward currency contracts.
OPEN FORWARD CURRENCY CONTRACTS

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Market Value	Gain(Loss)

Euro 9-29-09	40,000,000	$53,177,488	$1,101,715
Japanese Yen 6-26-09	5,000,000,000	50,585,609	3,503,530
Japanese Yen 9-29-09	10,000,000,000	101,359,233	411,579
Japanese Yen 2-26-10	9,800,000,000	99,749,530	650,019
Malaysian Ringgit 6-26-09	142,500,000	39,040,979	3,449,118
Malaysian Ringgit 9-29-09	45,000,000	12,328,954	(143,739)

		$356,241,793	$8,972,222

See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
March 31, 2009
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2008 Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$594,454,028	$106,713,317	$215,555,640
Unrealized Depreciation	(3,351,977,054)	(1,083,917,302)	(873,154,602)

Net Unrealized Appreciation	$(2,757,523,026)	(977,203,985)	(657,598,962)

Cost for Federal Income Tax Purposes	$8,261,665,508	$2,618,520,264	$2,312,282,241

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2009.

	Share(a) at		Market Value
	March 31, 2009		March 31, 2009	December 31, 2008
Partners Fund
Level 3 Communications, Inc.*	153,597,754		$141,309,934	$107,518,428
Level 3 Communications, Inc.
6% Convertible Subordinated Notes due 3-15-10	40,000,000	(b)	34,000,000	28,000,000
Level 3 Communications, Inc.
15% Convertible Senior Notes due 1-15-13	100,062,000	(b)	98,185,838	96,289,663
The NipponKoa Insurance Company, Ltd.	63,701,000		368,828,983	495,581,331
Pioneer Natural Resources Company	8,657,900		142,595,613	140,084,822
Sun Microsystems, Inc.*	53,476,000		391,444,320	204,278,320
Sun Microsystems, Inc. Call January 2010 Strike price $10	–		–	1,375,000

			1,176,364,688	1,073,127,564

Small-Cap Fund
Del Monte Foods Company	–		–	87,693,480
Dillards, Inc.	9,050,748		51,589,264	35,931,470
DineEquity, Inc.	2,978,100		35,320,266	34,426,836
Fair Isaac Corporation	7,076,400		99,564,948	119,308,104
Potlach Corporation	2,887,000		66,949,530	39,136,154
Ruddick Corporation	3,107,459		69,762,455	85,921,241
Service Corporation International	18,968,200		66,199,018	70,833,325
Texas Industries, Inc.	2,514,100		62,852,500	86,736,450
tw telecom, inc	14,732,670		128,910,862	124,785,715
Worthington Industries, Inc.	6,581,000		57,320,510	72,522,620

			$638,469,353	$757,295,395

Purchases, sales and dividend income for these affiliates for the period ended March 31, 2008 were as follows:

	Purchases	Sales	Dividend or Interest Income(c)
Partners Fund
Level 3 Communications, Inc.*	$ –	$ –	$ –
Level 3 Communications, Inc. 6% Convertible Subordinated Notes due 3-15-10	–	–	597,714	(d)
Level 3 Communications, Inc. 15% Convertible Senior Notes due 1-15-13	–	–	3,708,287	(d)
The NipponKoa Insurance Company, Ltd.	–	–	4,511,723
Pioneer Natural Resources Company	–	–	346,316
Sun Microsystems, Inc.*	–	–	–
Sun Microsystems, Inc. Call January 2010 Strike price $10	–	851,495	–

	–	$ 851,495	9,164,040

Small-Cap Fund
Del Monte Foods Company	–	21,630,767	–
Dillards, Inc.	–	–	362,030
DineEquity, Inc.	–	–	–
Fair Isaac Corporation	–	–	141,528
Potlach Corporation	33,544,406	–	1,472,370
Ruddick Corporation	–	–	372,895
Service Corporation International	22,775,973	–	662,807
Texas Industries, Inc.	–	–	188,558
tw telecom, inc.	–	–	–
Worthington Industries, Inc.	–	–	1,118,770

	$ 56,320,379	$ 21,630,767	$ 4,318,958

       *   Non-income producing.

      (a)   Common stock unless otherwise noted.
      (b)   Principal amount.
      (c)   Dividend income unless otherwise noted.
      (d)   Interest income.

4. Fair Value for Financial Reporting

Effective January 1, 2008, the Funds became subject to Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

     •  Level 1 — quoted prices in active markets for identical investments
     •  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     •  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of March 31, 2009 follows:

	Partners Fund		Small-Cap Fund		International Fund
		Other Financial		Other Financial		Other Financial
		Instruments		Instruments		Instruments
	Investment	(Unrealized	Investment	(Unrealized	Investment	(Unrealized
	in Securities	Appreciation)*	in Securities	Appreciation)*	in Securities	Appreciation)*
Level 1 — quoted prices	$4,747,341,916	$2,187,397	$1,572,281,985	$–	$685,361,395	$8,972,222
Level 2 — significant other observable inputs	652,915,486	–	68,714,325		969,321,884	–
Level 3 — significant unobservable inputs	–	–	–	–	–	–

Total	$5,400,257,402	2,187,397	$1,640,996,310	$–	$1,654,683,279	$8,972,222

*	- Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/depreciation of the investment. These financial instruments are presented following the Portfolio of Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 28, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 28, 2009

By	/s/ Julie M. Bishop
Julie M. Bishop
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 28, 2009